Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

Note 12 – Related Party Transactions

Loans to executive officers, directors and their affiliates were as follows at December 31:

(Dollars in thousands)

	2011	2010

Balance, beginning of year	$6,568	$5,786
New loans	948	2,152
Repayments	(1,262)	(1,370)

Balance, end of year	$6,254	$6,568

Deposits from executive officers, directors and their affiliates were $14.8 million and $13.5 million at December 31, 2011 and 2010, respectively.